SCHEDULE OF AVERAGE HYDROCARBON PRICES (Details) - $ / shares		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Oil [Member]
Oil and Gas, Proved Reserve, Quantity [Line Items]
Average Price	[1]	$ 78.64	$ 78.54	$ 91.72
Natural Gas [Member]
Oil and Gas, Proved Reserve, Quantity [Line Items]
Average Price	[1]	$ 2.21	$ 3.42	$ 5.79

[1]	Average prices were based on 12-month unweighted arithmetic average of the first-day-of-the-month prices for the period from October through September during each respective fiscal year.